Other disclosures (Tables)	12 Months Ended
Jun. 30, 2025
Other disclosures [Abstract]
Capital and Other Commitments
9.1	Capital and other commitments

	2025	2024
	$’000	$’000
Payable within one year
Water rights	1,336	498
Non-cancellable lease commitments	261	267
Exploration and evaluation expenditure commitments	317	216
Sub total	1,913	981
Payable after one year but not later than five years
Water rights	4,971	953
Non-cancellable lease commitments	288	54
Exploration and evaluation expenditure commitments	317	432
Sub total	5,576	1,439
Payable later than five years
Water rights	9,116	-
Non-cancellable operating lease rental commitments	-	-
Exploration and evaluation expenditure commitments	-	-
Sub total	9,116	-
Total commitments	16,605	2,420